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                             [LETTERHEAD OF STATE STREET BANK AND TRUST COMPANY]


                                       November 2, 1998

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

     RE:  The Munder Funds Trust (the "Trust")
          File Nos. 033-30913,811-05899
          CIK 894192, Post-Effective Amendment No. 27
          -------------------------------------------

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 27 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 1998 (Accession #0000950131-98-005672).

     Any comments or questions with respect to this filing should be directed to me at (617) 985-1131.

                                       Very truly yours,

                                       /s/Cynthia Surprise
                                       -------------------
                                       Cynthia Surprise
                                       Vice President and Associate Counsel

cc:  T. Gardner
     L. Rosen
     L. Wilson
     P. Roye
     W. Kotapish